REMUNERATION OF KEY PERSONNEL (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REMUNERATION OF KEY PERSONNEL
Short-term benefits	R$ 42,181	R$ 42,448	R$ 40,243
Post-employment benefits	453	1,058	1,407
Other long-term benefits		7	99
Total	R$ 42,634	R$ 43,513	R$ 41,749